Employee Benefits - Plan Asset Allocation Level 1 (Detail) - Level 1 of Fair Value Hierarchy [Member] - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Total countries [Domain Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 1,325	€ 1,341
Equity instruments	[1]	1,912	1,894
Investment-grade bonds
Government	[2]	2,788	3,098
Non-government bonds	[2]	0	3
Non-investment-grade bonds
Government		1	32
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Hedge funds		0	0
Real estate		0	0
Commodities		0	4
Private equity		0	0
Other		0	8
Derivatives (Market Value) [Abstract]
Interest rate		7	10
Credit		(1)	0
Inflation		0	0
Foreign exchange		1	2
Other		3	1
Total fair value of quoted plan assets		6,036	6,393
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		1,251	1,145
Equity instruments	[1]	1,154	1,066
Investment-grade bonds
Government	[2]	1,190	723
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		1	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Hedge funds		0	0
Real estate		0	0
Commodities		0	4
Private equity		0	0
Other		0	8
Derivatives (Market Value) [Abstract]
Interest rate		1	(1)
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		3	1
Total fair value of quoted plan assets		3,600	2,946
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		22	115
Equity instruments	[1]	582	635
Investment-grade bonds
Government	[2]	1,163	1,893
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Hedge funds		0	0
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		(1)	(1)
Inflation		0	0
Foreign exchange		1	2
Other		0	0
Total fair value of quoted plan assets		1,767	2,644
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		24	42
Equity instruments	[1]	118	115
Investment-grade bonds
Government	[2]	362	404
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Hedge funds		0	0
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		6	11
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		510	572
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		28	39
Equity instruments	[1]	58	78
Investment-grade bonds
Government	[2]	73	78
Non-government bonds	[2]	0	3
Non-investment-grade bonds
Government		0	32
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Hedge funds		0	0
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	1
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		€ 159	€ 231

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolios benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Groups main plans is around A